Employee Benefit Plans (Change in AOCI and Regulatory Assets) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Defined benefit pension plans
Change in AOCI and Regulatory Assets
Beginning Balance	$ 633
Amortized in current period	16	$ 33
Ending Balance	517	633
Defined benefit pension plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	389
Amortized in current period	(20)
Current year addition to AOCI	6
Foreign currency translation adjustment	(17)
Ending Balance	358	389
Defined benefit pension plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	246
Amortized in current period	(17)
Current year addition to AOCI	(69)
Foreign currency translation adjustment	0
Ending Balance	160	246
Defined benefit pension plans | Past service costs (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	(2)
Amortized in current period	1
Current year addition to AOCI	0
Foreign currency translation adjustment	0
Ending Balance	(1)	(2)
Non-pension Benefit Plans
Change in AOCI and Regulatory Assets
Beginning Balance	58
Amortized in current period	0	(1)
Ending Balance	73	58
Non-pension Benefit Plans | Regulatory | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	65
Amortized in current period	5
Current year addition to AOCI	11
Foreign currency translation adjustment	(3)
Ending Balance	78	65
Non-pension Benefit Plans | Actuarial losses (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	(7)
Amortized in current period	0
Current year addition to AOCI	2
Foreign currency translation adjustment	0
Ending Balance	(5)	(7)
Non-pension Benefit Plans | Past service costs (gains) | Assets
Change in AOCI and Regulatory Assets
Beginning Balance	0
Amortized in current period	0
Current year addition to AOCI	0
Foreign currency translation adjustment	0
Ending Balance	$ 0	$ 0